Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Crude oil	$ 5,692	$ 5,531
Natural gas	119	155
Refined petroleum and petrochemical products	10,694	9,198
Total current inventories	16,505	14,884
Supplies	2,211	2,388
Current inventories arising from extractive activities and current production supplies	18,716	17,272
Trading inventories	295	383
Total current inventories	19,011	17,655
Cost of inventories expensed in the income statement	$ 179,716	$ 132,219	$ 164,790